Deferred tax assets / (liabilities) (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Reconciliation to the Consolidated Statement of Financial Position
(b)	Reconciliation to the consolidated statement of financial position:

	2020	2019
	RMB million	RMB million
Net deferred tax asset recognized in the statement of financial position	7,739	2,692
Net deferred tax liability recognized in the statement of financial position	(80)	(239)

	7,659	2,453

Unused tax losses [member]
Statement [LineItems]
Detailed Information about Temporary Differences and Tax Losses
(a)	Movements of net deferred tax assets are as follows:

	At December 31, 2019	(Charged)/ credited to consolidated income statement	Credited to other comprehensive income	At December 31, 2020
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2020
Deferred tax assets:
Net effect on right-of-use assets	1,823	(516)	—	1,307
Accrued expenses	1,114	342	—	1,456
Provision for major overhauls	262	99	—	361
Contract liabilities/other non-current liabilities	68	(11)	—	57
Provision for impairment losses	81	1,037	—	1,118
Provision for tax losses (note)	7	4,281	—	4,288
Change in fair value of derivative financial liabilities	—	—	10	10
Others	114	16	—	130

	3,469	5,248	10	8,727

Deferred tax liabilities:
Accrued expenses	(191)	47	—	(144)
Depreciation allowances under tax in excess of the related depreciation under accounting	(478)	(191)	—	(669)
Change in fair value of derivative financial assets	(1)	—	1	—
Change in fair value of other equity instrument investments	(229)	—	63	(166)
Change in fair value of other non-current financial assets	(20)	4	—	(16)
Change in fair value of derivative financial liabilities	(54)	20	—	(34)
Fair value re-measurement of identifiable assets in business combination	(29)	2	—	(27)
Others	(14)	2	—	(12)

	(1,016)	(116)	64	(1,068)

Net deferred tax assets	2,453	5,132	74	7,659

	At December 31 , 2018	Impact on Initial application of IFRS 16	Acquired in business combination	(Charged)/ credited to consolidated income statement	Credited to other comprehensive income	At December 31, 2019
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2019
Deferred tax assets:
Net effect on right-of-use assets	—	1,312	—	511	—	1,823
Accrued expenses	929	—	—	185	—	1,114
Provision for major overhauls	697	(417)	—	(18)	—	262
Contract liabilities/other non-current liabilities	81	—	—	(13)	—	68
Provision for impairment losses	210	—	—	(129)	—	81
Provision for tax losses	22	—	—	(15)	—	7
Change in fair value of derivative financial liabilities	11	—	—	(11)	—	—
Others	85	—	—	29	—	114

	2,035	895	—	539	—	3,469

Deferred tax liabilities:
Accrued expenses	(211)	—	—	20	—	(191)
Depreciation allowances under tax in excess of the related depreciation under accounting	(618)	—	—	140	—	(478)
Change in fair value of derivative financial assets	(18)	—	—	—	17	(1)
Change in fair value of other equity instrument investments	(236)	—	—	—	7	(229)
Change in fair value of other non-current financial assets	(19)	—	—	(1)	—	(20)
Change in fair value of financial assets	—	—	—	(54)	—	(54)
Fair value re-measurement of identifiable assets in business combination	(25)	—	(6)	2	—	(29)
Others	(18)	—	—	4	—	(14)

	(1,145)	—	(6)	111	24	(1,016)

Net deferred tax assets	890	895	(6)	650	24	2,453

Note: Deferred tax assets arise from deductible temporary differences and unused tax losses are recognized to the extent that it is probable that future taxable profits will be available against which the related tax benefit can be utili
z
ed. As at December 31, 2020, deferred tax assets included the amount of RMB4,281 million recognized in 2020 which related to tax losses that can be carried forward for 5-8 years.

Temporary differences [member]
Statement [LineItems]
Detailed Information about Temporary Differences and Tax Losses	The expiry dates of unrecognized unused tax losses are analyzed as follows:

	2020	2019
	RMB million	RMB million
Expiring in:
2021	92	92
2022	82	82
2023	110	116
2024	337	377
2028	437	—

	1,058	667